Jul. 29, 2016

BLACKROCK FUNDSSM

BlackRock Money Market Portfolio

Supplement dated July 29, 2016 to the Prospectuses, Summary Prospectuses, and Statement of Additional Information dated July 29, 2016

The U.S. Securities and Exchange Commission (“SEC”) has adopted amendments to the rules that govern registered money market funds. The following is a general summary of certain components of these amendments as they relate to BlackRock Money Market Portfolio (the “Fund”), a series of BlackRock FundsSM. Shareholders will be given notice of further developments, as appropriate.

Overview of Retail Money Market Funds

A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons.

Retail money market funds may continue to utilize the amortized cost method of valuation to transact at a stable $1.00 net asset value per share price. The Boards of Trustees of retail money market funds, however, are permitted to impose a liquidity fee on redemptions from the funds up to 2% or temporarily restrict redemptions from the funds for up to 10 business days in any 90 day period, if a fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Board of Trustees (the “Board”) of BlackRock FundsSM, on behalf of the Fund, has designated the Fund as a “retail money market fund” effective as of September 1, 2016.

Shareholder Eligibility

Each retail money market fund must adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. Natural persons will be permitted to invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example: (1) participant-directed defined contribution plans; (2) individual retirement accounts; (3) simplified employee pension arrangements; (4) simple retirement accounts; (5) custodial accounts; (6) deferred compensation plans for government or tax-exempt organization employees; (7) Archer medical savings accounts; (8) college savings plans; (9) health savings account plans; (10) ordinary trusts and estates of natural persons; or (11) certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

On August 31, 2016, BlackRock intends to redeem investors from the Fund that do not satisfy, in BlackRock’s view, this eligibility requirement.

Financial intermediaries will be required to take steps to remove any shareholders that are not eligible to invest in the Funds and must notify the Funds of any ineligible shareholders that continue to own shares of the Fund.

Additional Information on Liquidity Fees and Redemption Gates

The Board is permitted to impose a liquidity fee up to 2% on the value of shares redeemed or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period, in the event that the Fund’s weekly liquid assets fall below the following thresholds:

30% weekly liquid assets—If the weekly liquid assets of the Fund fall below 30% of the Fund’s total assets, and the Board determines it is in the best interests of the Fund, the Board may impose at any time and as early as the same day a liquidity fee of up to 2% of the amount redeemed or a redemption gate that temporarily suspends the right of redemption.

10% weekly liquid assets—If the weekly liquid assets of the Fund falls below 10% of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

Weekly liquid assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) U.S. Government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress, that are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature, as determined without reference to the maturity shortening provisions of Rule 2a-7 regarding interest rate adjustments, or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

Liquidity fees and redemption gates, if imposed, may be terminated at any time in the discretion of the Board. Liquidity fees and redemption gates will also automatically terminate at the beginning of the next business day once the Fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

If the Fund imposes a liquidity fee, the fee will be used to help boost the weekly liquid assets of the Fund. The Fund may not accept purchases during the period that a liquidity fee has been imposed.

If the Fund imposes a redemption gate, the Fund and your intermediary will not accept purchase or redemption orders until the Fund has notified shareholders that the redemption gate has been lifted. Any purchase or redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to purchase or redeem shares once the redemption gate has been lifted, you will need to submit a new purchase or redemption request to the Fund or your financial intermediary.

Announcements regarding the imposition of liquidity fees or redemption gates, or the termination of liquidity fees or redemption gates, will be filed with the SEC on Form N-CR and will be available on the Fund’s website (www.blackrock.com/cash). In addition, the Fund will make such announcements through a supplement to its registration statement and may further communicate such actions through other means.

Retail Money Market Funds Risk Legend

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.